Other Receivables and Other Current Assets (Details) - Schedule of Provision for Other Receivables - Other Receivables and Other Current Assets, Net [Member] - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ 212,053
Addition		212,758
Exchange rate effect	21,339	(705)
Ending balance	$ 233,392	$ 212,053